Deferred Revenue - Deferred cloud-based connectivity and basic IoT services related revenue, Membership, SaaS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue
Beginning balances	$ 7,215
Ending balances	7,308	$ 7,215
Cloud-based connectivity and basic IoT services
Deferred Revenue
Beginning balances	1,375	2,669	$ 2,058
Deferral of revenue	984	872	2,157
Recognition of deferred revenue	(1,237)	(2,166)	(1,546)
Ending balances	1,122	1,375	2,669
Membership
Deferred Revenue
Beginning balances	672	3,473	1,077
Deferral of revenue	179	2,442	9,259
Recognition of deferred revenue	(851)	(5,243)	(6,863)
Ending balances		672	3,473
SaaS
Deferred Revenue
Beginning balances	5,168	3,971	1,040
Deferral of revenue	19,402	11,779	6,455
Recognition of deferred revenue	(18,384)	(10,582)	(3,524)
Ending balances	$ 6,186	$ 5,168	$ 3,971